GOING CONCERN AND LIQUIDITY ISSUES - Additional Information (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Line Items]
Accumulated deficit	$ (90,506,750)	$ (84,737,002)	$ (80,549,110)